Matthews Emerging Markets Equity Fund	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 92.4%

	Shares	Value

CHINA/HONG KONG: 20.8%
Tencent Holdings, Ltd.	25,600	$1,251,055
AIA Group, Ltd.	60,200	631,339
H World Group, Ltd. ADR[b]	9,376	459,236
Yum China Holdings, Inc.	7,054	447,153
Hong Kong Exchanges & Clearing, Ltd.	7,800	345,733
Midea Group Co., Ltd. A Shares	43,500	340,377
JD.com, Inc. A Shares	15,452	337,413
NARI Technology Co., Ltd. A Shares	78,720	310,318
Alibaba Group Holding, Ltd. ADR[b]	2,927	299,081
CSPC Pharmaceutical Group, Ltd.	214,000	209,788
Innovent Biologics, Inc.[b,c,d]	36,000	161,478
Meituan B Shares[b,c,d]	3,760	68,215

Total China/Hong Kong		4,861,186

INDIA: 14.1%
HDFC Bank, Ltd. ADR	11,523	768,238
ICICI Bank, Ltd. ADR	27,919	602,492
Infosys, Ltd. ADR	31,436	548,244
Kotak Mahindra Bank, Ltd.	16,962	358,523
Dabur India, Ltd.	48,390	321,310
PI Industries, Ltd.	7,033	259,878
Restaurant Brands Asia, Ltd.[b]	234,016	257,319
UltraTech Cement, Ltd.	1,918	178,228

Total India		3,294,232

MEXICO: 10.2%
Prologis Property Mexico SA de CV REIT	221,898	802,995
Grupo Financiero Banorte SAB de CV Class O	52,700	444,236
Grupo Aeroportuario del Sureste SAB de CV ADR	1,417	434,268
Becle SAB de CV	140,100	362,690
GCC SAB de CV	42,900	340,081

Total Mexico		2,384,270

BRAZIL: 7.1%
Banco BTG Pactual SA	91,300	353,963
Vale SA ADR	20,357	321,234
Vinci Partners Investments, Ltd. Class A	38,174	310,355
WEG SA	27,800	222,413
Hypera SA	25,900	192,649
Hapvida Participacoes e Investimentos SAb,c,d	250,900	129,696
Armac Locacao Logistica E Servicos SA	56,400	128,079

Total Brazil		1,658,389

TAIWAN: 6.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	86,000	1,507,118

Total Taiwan		1,507,118

VIETNAM: 6.2%
FPT Corp.	286,917	968,857
Military Commercial Joint Stock Bank[b]	389,876	304,973
HDBank[b]	220,875	182,015

Total Vietnam		1,455,845

UNITED STATES: 5.2%
Applied Materials, Inc.	3,133	384,826
Globant SAb	2,195	360,002
Excelerate Energy, Inc. Class A	12,274	271,746

	Shares	Value

Freeport-McMoRan, Inc.	5,104	$208,805

Total United States		1,225,379

FRANCE: 2.7%
LVMH Moet Hennessy Louis Vuitton SE	359	329,529
TotalEnergies SE ADR	4,977	293,892

Total France		623,421

UNITED KINGDOM: 2.6%
Prudential PLC	45,393	621,505

Total United Kingdom		621,505

AUSTRALIA: 2.6%
Woodside Energy Group, Ltd.	26,836	599,521

Total Australia		599,521

PHILIPPINES: 2.5%
Wilcon Depot, Inc.	620,500	342,878
Ayala Corp.	21,090	253,439

Total Philippines		596,317

SINGAPORE: 2.3%
Capitaland Investment, Ltd.	120,700	334,884
TDCX, Inc. ADR[b]	22,043	196,183

Total Singapore		531,067

INDONESIA: 1.9%
PT Bank Rakyat Indonesia Persero Tbk	1,415,200	448,410

Total Indonesia		448,410

SOUTH KOREA: 1.8%
LG Chem, Ltd.	754	414,092

Total South Korea		414,092

POLAND: 1.6%
Dino Polska SAb,c,d	4,079	370,497

Total Poland		370,497

ZAMBIA: 1.2%
First Quantum Minerals, Ltd.	12,700	291,964

Total Zambia		291,964

KAZAKHSTAN: 1.2%
Kaspi.KZ JSC GDR[d]	3,586	270,743

Total Kazakhstan		270,743

UNITED ARAB EMIRATES: 1.1%
Fertiglobe PLC	238,484	259,985

Total United Arab Emirates		259,985

THAILAND: 0.9%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	251,100	216,771

Total Thailand		216,771

RUSSIA: 0.0%
Sberbank of Russia PJSC[b,e]	128,308	1,653

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Equity Fund	March 31, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

LUKOIL PJSC ADR[b,e]	18,010	$360
TCS Group Holding PLC GDR[b,d,e]	3,865	77

Total Russia		2,090

TOTAL COMMON EQUITIES		21,632,802

(Cost $23,709,809)

PREFERRED EQUITIES: 5.3%

SOUTH KOREA: 5.3%
Samsung Electronics Co., Ltd., Pfd.	29,823	1,241,072

Total South Korea		1,241,072

TOTAL PREFERRED EQUITIES		1,241,072

(Cost $1,875,478)

TOTAL INVESTMENTS: 97.7%		22,873,874
(Cost $25,585,287)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.3%		536,223

NET ASSETS: 100.0%		$23,410,097

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $729,886, which is 3.12% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $2,090 and 0.01% of net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Co.

Pfd.	Preferred

PJSC	Public Joint Stock Co.

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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